							   File Number: 33-84546
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933

								January 1, 2021


                             PIONEER VCT PORTFOLIOS


SUPPLEMENT TO THE MAY 1, 2020 CLASS I AND CLASS II SHARES PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE AMENDED FROM
                                 TIME TO TIME


FUND
Pioneer Bond VCT Portfolio
Pioneer Equity Income VCT Portfolio
Pioneer Fund VCT Portfolio
Pioneer High Yield VCT Portfolio
Pioneer Mid Cap Value VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio
Pioneer Select Mid Cap Growth VCT Portfolio
Pioneer Strategic Income VCT Portfolio

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Effective January 1, 2021, Amundi Pioneer Asset Management. Inc., the
investment adviser to the Pioneer portfolios, will change its name to Amundi Asset Management US, Inc. In addition, effective January 1, 2021, Amundi Pioneer Distributor, Inc., the portfolios' distributor, will change its name to Amundi Distributor US, Inc. References to these entities throughout each portfolio's prospectuses and statement of additional information are changed to reflect the new names on or after such date.














                                                                   32396-00-0121
                                     (Copyright)2021 Amundi Distributor US, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC